Accounts Receivable - Summary of trade receivable past due analysis (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Gross carrying amount	$ 77,350,250	$ 346,379,574
Credit Grade AA [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.		0.14%
Gross carrying amount		$ 141,440,000
Credit Grade A [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.07%	0.17%
Gross carrying amount	$ 21,977,000	$ 64,914,000
Credit Grade BBB [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.05%	0.33%
Gross carrying amount	$ 52,723,000	$ 136,928,000
Credit Grade BB [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.		0.59%
Gross carrying amount		$ 1,826,000
Credit Grade CCC [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.56%	18.24%
Gross carrying amount	$ 2,650,000	$ 1,272,000